Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	MUNDER SERIES TRUST
Central Index Key	0001214511
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
Munder Bond Fund | Class Y
Risk/Return:
Trading Symbol	MUCYX
Munder Bond Fund | Class K
Risk/Return:
Trading Symbol	MUCKX
Munder Bond Fund | Class A
Risk/Return:
Trading Symbol	MUCAX
Munder Bond Fund | Class C
Risk/Return:
Trading Symbol	MUCCX
Munder Emerging Markets Small-Cap Fund | Class A Shares
Risk/Return:
Trading Symbol	MAEMX
Munder Emerging Markets Small-Cap Fund | Class Y Shares
Risk/Return:
Trading Symbol	MYEMX
Munder Growth Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	MNNYX
Munder Growth Opportunities Fund | Class A
Risk/Return:
Trading Symbol	MNNAX
Munder Growth Opportunities Fund | Class C
Risk/Return:
Trading Symbol	MNNCX
Munder Growth Opportunities Fund | Class R
Risk/Return:
Trading Symbol	MNNRX
Munder Index 500 Fund | Class Y
Risk/Return:
Trading Symbol	MUXYX
Munder Index 500 Fund | Class K
Risk/Return:
Trading Symbol	MUXKX
Munder Index 500 Fund | Class A
Risk/Return:
Trading Symbol	MUXAX
Munder Index 500 Fund | Class R
Risk/Return:
Trading Symbol	MUXRX
Munder Integrity Mid-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	MAIMX
Munder Integrity Mid-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	MYIMX
Munder Integrity Small/Mid-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	MAISX
Munder Integrity Small/Mid-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	MYISX
Munder International Fund - Core Equity | Class A
Risk/Return:
Trading Symbol	MAICX
Munder International Fund - Core Equity | Class C
Risk/Return:
Trading Symbol	MICCX
Munder International Fund - Core Equity | Class Y
Risk/Return:
Trading Symbol	MICYX
Munder International Fund - Core Equity | Class I
Risk/Return:
Trading Symbol	MICIX
Munder International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	MISAX
Munder International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	MCISX
Munder International Small-Cap Fund | Class Y
Risk/Return:
Trading Symbol	MYSIX
Munder International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	MISIX
Munder International Small-Cap Fund | Class R6
Risk/Return:
Trading Symbol	MSSIX
Munder Micro-Cap Equity Fund | Class Y
Risk/Return:
Trading Symbol	MMEYX
Munder Micro-Cap Equity Fund | Class K
Risk/Return:
Trading Symbol	MMEKX
Munder Micro-Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	MMEAX
Munder Micro-Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	MMECX
Munder Micro-Cap Equity Fund | Class R
Risk/Return:
Trading Symbol	MMERX
Munder Mid-Cap Core Growth Fund | Class Y
Risk/Return:
Trading Symbol	MGOYX
Munder Mid-Cap Core Growth Fund | Class K
Risk/Return:
Trading Symbol	MGOKX
Munder Mid-Cap Core Growth Fund | Class A
Risk/Return:
Trading Symbol	MGOAX
Munder Mid-Cap Core Growth Fund | Class C
Risk/Return:
Trading Symbol	MGOTX
Munder Mid-Cap Core Growth Fund | Class R
Risk/Return:
Trading Symbol	MMSRX
Munder Mid-Cap Core Growth Fund | Class R6
Risk/Return:
Trading Symbol	MGOSX
Munder Veracity Small-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVIX
Munder Veracity Small-Cap Value Fund | Class K
Risk/Return:
Trading Symbol	MKVSX
Munder Veracity Small-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	VSCVX
Munder Veracity Small-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	MCVSX
Munder Veracity Small-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	MRVSX
Munder Veracity Small-Cap Value Fund | Class R6
Risk/Return:
Trading Symbol	MVSSX